Related Parties (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 08, 2018	Oct. 31, 2015
Debt interest rate					5.00%
Accrued interest	$ 102,000	$ 85,000	$ 45,000
John Textor [Member]
Note payable due to related parties				$ 172,000
Debt interest rate				18.00%